SECURITY DEPOSIT	12 Months Ended
May 31, 2018
Security Deposits [Abstract]
Security Deposits [Text Block]

NOTE 5 – SECURITY DEPOSIT

The Company had a security deposit in the amount of $0 and $50,000 at May 31, 2018 and 2017, respectively.  This amount consisted of a deposit to secure office and warehouse space. In August of 2017, the Company received a demand letter from the landlord requesting the forfeiture of the $50,000 security deposit, $10,000 in expenses, $15,699 in remaining rent due under the lease agreement and $30,000 to buy out the remaining amounts due under the lease; during the year ended May 31, 2018, the Company wrote-off the security deposit in the amount of $50,000.